Stockholders' Deficit (Tables)	12 Months Ended
Jun. 30, 2019
Equity [Abstract]
Schedule of Stock Option Activity

A summary of the Company’s option activity during the years ended June 30, 2019 and 2018 is presented below:

		Weighted
	Number of	Average
	Shares	Price Per Share
Outstanding at June 30, 2017	1,144	$3,750
Issued	-	-
Exercised	-	-
Expired	-	-
Outstanding at June 30, 2018	1,144	$3,750
Issued	58,500	$4.53
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at June 30, 2019	59,644	$76.37

Exercisable at June 30, 2019	1,144	$3,750
Outstanding and Exercisable:

Weighted average remaining contractual term	9.72
Weighted average fair value of options granted during the period	$4.25
Aggregate intrinsic value	$85,800

Schedule of Option Exercise Price Range

	Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2019	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value	Number Exercisable at June 30, 2019	Weighted Average Exercise Price	Aggregate Intrinsic Value
$4.25-4.68	58,500	9.88 Years	$4.53	$85,800	-	$-	$-
$3,750.00	1,144	1.79 Years	3,750.00	-	1,144	3,750.00	-
	59,644	9.72 Years	$76.37	$85,800	1,144	$3,750.00	$-

Schedule of Warrant Activity

The following table summarizes warrant activity for the years ended June 30, 2019 and 2018:

		Weighted
	Number of	Average
	Shares	Price Per Share
Outstanding at June 30, 2017	299	$5,625
Issued	-	-
Exercised	-	-
Forfeited	-	-
Expired	(8)	-
Outstanding at June 30, 2018	291	$5,555
Issued	-	-
Exercised	(24)	-
Forfeited	-	-
Expired	(208)	-
Outstanding at June 30, 2019	59	$4,765

Exercisable at June 30, 2019	59	$4,765
Outstanding and Exercisable:

Weighted average remaining contractual term	0.50
Aggregate intrinsic value	$-